Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000169129 [Member]
Shareholder Report [Line Items]
Fund Name	SA American FundsGrowth-Income
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth-Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth-Income Portfolio (Class 1)*	$31	0.28%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 31	[1]
Expense Ratio, Percent	0.28%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Growth & Income Portfolio – Class 1 (Feeder Fund) returned 24.16% for the twelve months ended December 31, 2024, compared with a 25.02% return for the S&P 500® Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Growth & Income Fund – Class 1 (Master Fund) returned 24.55% for the annual period. U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. Communication services and information technology were the top-returning sectors.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | communication services; information technology; consumer discretionary; financials; utilities
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | materials

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA American Funds Growth-Income Portfolio - Feeder (Class 1)	24.16%	12.98%	13.69%
S&P 500® Index	25.02%	14.53%	14.85%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 500,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$500M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000035589 [Member]
Shareholder Report [Line Items]
Fund Name	SA American FundsGrowth-Income
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth-Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth-Income Portfolio (Class 3)*	$59	0.53%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 59	[2]
Expense Ratio, Percent	0.53%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Growth & Income Portfolio – Class 3 (Feeder Fund) returned 23.89% for the twelve months ended December 31, 2024, compared with a 25.02% return for the S&P 500® Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Growth & Income Fund – Class 1 (Master Fund) returned 24.55% for the annual period. U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. Communication services and information technology were the top-returning sectors.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | communication services; information technology; consumer discretionary; financials; utilities
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | materials

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Funds Growth-Income Portfolio - Feeder (Class 3)	23.89%	12.70%	11.89%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 500,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$500M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169133 [Member]
Shareholder Report [Line Items]
Fund Name	SA American FundsVCP ManagedAllocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds VCP Managed Allocation Portfolio (Class 1)*	$28	0.26%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 28	[3]
Expense Ratio, Percent	0.26%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds VCP Managed Allocation Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series® Managed Risk Growth-Income Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series® Growth-Income Fund and American Funds Insurance Series® The Bond Fund of America while seeking to manage Portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the Master Fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the Master Fund’s results can be expected to lag those of the Master Fund’s underlying funds.
The SA American Funds VCP Managed Allocation Portfolio – Class 1 (Feeder Fund) returned 17.63% for the twelve months ended December 31, 2024, compared with a 25.02% return for the S&P 500® Index (the broad-based securities market Index) and 16.41% for the S&P 500® Managed Risk Index – Moderate Index (the "Performance Index"). The American Funds Insurance Series® Managed Risk Growth-Income Fund – Class P1 (Master Fund) returned 18.03% for the annual period. Over the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, higher interest rates and an uptick in unemployment. In September, the U.S. Federal Reserve cut rates for the first time since 2020, with additional reductions in November and December. Despite the Federal Reserve’s cuts to short-term rates, longer term yields rose and ended the year higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis for the equity segment of the fund | Allocations in the following sectors: consumer discretionary; communication services; information technology; industrials; utilities. Exposure to the following countries/regions: U.S.
On an absolute basis for the fixed income segment of the fund  | In aggregate: provided positive returns while helping to mitigate risk and providing downside protection from volatility
TOP PERFORMANCE DETRACTORS
On an absolute basis for the equity segment of the fund  | Within international equities, allocations in the following sectors: financials; materials; utilities. Exposure to the following countries/regions: international equities did not return as much as the broader Portfolio
On an absolute basis for the fixed income segment of the fund  | In aggregate: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA American Funds VCP Managed Allocation Portfolio - Feeder (Class 1)	17.63%	7.38%	7.95%
S&P 500® Index	25.02%	14.53%	14.85%
S&P 500® Managed Risk Index - Moderate	16.41%	8.24%	9.09%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,889,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,900,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,889M
Total number of portfolio holdings	1
Total net advisory fee paid	$4.9M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000118754 [Member]
Shareholder Report [Line Items]
Fund Name	SA American FundsVCP ManagedAllocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds VCP Managed Allocation Portfolio (Class 3)*	$55	0.51%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 55	[4]
Expense Ratio, Percent	0.51%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds VCP Managed Allocation Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series® Managed Risk Growth-Income Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series® Growth-Income Fund and American Funds Insurance Series® The Bond Fund of America while seeking to manage Portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the Master Fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the Master Fund’s results can be expected to lag those of the Master Fund’s underlying funds.
The SA American Funds VCP Managed Allocation Portfolio – Class 3 (Feeder Fund) returned 17.43% for the twelve months ended December 31, 2024, compared with a 25.02% return for the S&P 500® Index (the broad-based securities market Index) and 16.41% for the S&P 500® Managed Risk Index – Moderate Index (the "Performance Index"). The American Funds Insurance Series® Managed Risk Growth-Income Fund – Class P1 (Master Fund) returned 18.03% for the annual period. Over the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, higher interest rates and an uptick in unemployment. In September, the U.S. Federal Reserve cut rates for the first time since 2020, with additional reductions in November and December. Despite the Federal Reserve’s cuts to short-term rates, longer term yields rose and ended the year higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis for the equity segment of the fund | Allocations in the following sectors: consumer discretionary; communication services; information technology; industrials; utilities. Exposure to the following countries/regions: U.S.
On an absolute basis for the fixed income segment of the fund  | In aggregate: provided positive returns while helping to mitigate risk and providing downside protection from volatility
TOP PERFORMANCE DETRACTORS
On an absolute basis for the equity segment of the fund  | Within international equities, allocations in the following sectors: financials; materials; utilities. Exposure to the following countries/regions: international equities did not return as much as the broader Portfolio
On an absolute basis for the fixed income segment of the fund  | In aggregate: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Funds VCP Managed Allocation Portfolio - Feeder (Class 3)	17.43%	7.11%	6.71%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Managed Risk Index - Moderate	16.41%	8.24%	7.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,889,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,900,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,889M
Total number of portfolio holdings	1
Total net advisory fee paid	$4.9M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169128 [Member]
Shareholder Report [Line Items]
Fund Name	SA American FundsGlobal Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Global Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Global Growth Portfolio (Class 1)*	$31	0.29%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 31	[5]
Expense Ratio, Percent	0.29%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Global Growth Portfolio – Class 1 (Feeder Fund) returned 13.68% for the twelve months ended December 31, 2024, compared with a 17.49% return for the MSCI ACWI (net) Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Global Growth Fund – Class 1 (Master Fund) returned 13.94% for the annual period. U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; financials; communication services; industrials; consumer discretionary
On an absolute basis allocations in the following countries/regions  | U.S.; Taiwan; Canada
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | consumer staples; energy
On an absolute basis allocations in the following countries/regions  | South Korea; Germany; India

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA American Funds Global Growth Portfolio - Feeder (Class 1)	13.68%	9.74%	11.53%
MSCI ACWI Index (net)	17.49%	10.06%	10.70%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 383,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$383M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000035588 [Member]
Shareholder Report [Line Items]
Fund Name	SA American FundsGlobal Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Global Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Global Growth Portfolio (Class 3)*	$58	0.54%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 58	[6]
Expense Ratio, Percent	0.54%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Global Growth Portfolio – Class 3 (Feeder Fund) returned 13.25% for the twelve months ended December 31, 2024, compared with a 17.49% return for the MSCI ACWI (net) Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Global Growth Fund – Class 1 (Master Fund) returned 13.94% for the annual period. U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; financials; communication services; industrials; consumer discretionary
On an absolute basis allocations in the following countries/regions  | U.S.; Taiwan; Canada
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | consumer staples; energy
On an absolute basis allocations in the following countries/regions  | South Korea; Germany; India

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Funds Global Growth Portfolio - Feeder (Class 3)	13.25%	9.45%	10.43%
MSCI ACWI Index (net)	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 383,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$383M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169127 [Member]
Shareholder Report [Line Items]
Fund Name	SA American FundsGrowth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth Portfolio (Class 1)*	$31	0.27%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 31	[7]
Expense Ratio, Percent	0.27%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Growth Portfolio – Class 1 (Feeder Fund) returned 31.64% for the twelve months ended December 31, 2024, compared with a 25.02% return for the S&P 500® Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Growth Fund – Class 1 (Master Fund) returned 31.96% for the annual period. U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a driver of market returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | communication services; information technology; consumer discretionary; financials
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | energy; consumer staples

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA American Funds Growth Portfolio - Feeder (Class 1)	31.64%	18.81%	18.48%
S&P 500® Index	25.02%	14.53%	14.85%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,091,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,091M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000035587 [Member]
Shareholder Report [Line Items]
Fund Name	SA American FundsGrowth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth Portfolio (Class 3)*	$60	0.52%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 60	[8]
Expense Ratio, Percent	0.52%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Growth Portfolio – Class 3 (Feeder Fund) returned 31.30% for the twelve months ended December 31, 2024, compared with a 25.02% return for the S&P 500® Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Growth Fund – Class 1 (Master Fund) returned 31.96% for the annual period. U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a driver of market returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | communication services; information technology; consumer discretionary; financials
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | energy; consumer staples

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Funds Growth Portfolio - Feeder (Class 3)	31.30%	18.52%	16.27%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,091,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,091M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169130 [Member]
Shareholder Report [Line Items]
Fund Name	SA American FundsAsset Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Asset Allocation Portfolio (Class 1)*	$28	0.26%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 28	[9]
Expense Ratio, Percent	0.26%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Asset Allocation Portfolio – Class 1 (Feeder Fund) returned 16.43% for the twelve months ended December 31, 2024, compared with a 25.02% return for the S&P 500® Index (the broad-based securities market Index) and 15.04% for the Blended Index which consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index (the "Performance Index"). The American Funds Insurance Series® Asset Allocation Fund – Class 1 (Master Fund) returned 16.73% for the annual period. Over the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis for the equity segment of the fund | Allocations in the following sectors: utilities; information technology; financials; communication services; consumer discretionary; consumer staples; materials
On an absolute basis for the fixed income segment of the fund  | In aggregate: none
TOP PERFORMANCE DETRACTORS
On an absolute basis for the equity segment of the fund  | Allocations in the following sectors: real estate; energy
On an absolute basis for the fixed income segment of the fund  | In aggregate: yielded lower returns than equities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA American Funds Asset Allocation Portfolio - Feeder (Class 1)	16.43%	8.30%	9.01%
S&P 500® Index	25.02%	14.53%	14.85%
60% S&P 500 Index; 40% Bloomberg U.S. Aggregate Bond Index	15.04%	8.67%	9.33%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,875,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,875M
Total number of portfolio holdings	1
Total net advisory fee paid	$4.7M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000035590 [Member]
Shareholder Report [Line Items]
Fund Name	SA American FundsAsset Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Asset Allocation Portfolio (Class 3)*	$55	0.51%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 55	[10]
Expense Ratio, Percent	0.51%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Asset Allocation Portfolio – Class 3 (Feeder Fund) returned 16.19% for the twelve months ended December 31, 2024, compared with a 25.02% return for the S&P 500® Index (the broad-based securities market Index) and 15.04% for the Blended Index which consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index (the "Performance Index"). The American Funds Insurance Series® Asset Allocation Fund – Class 1 (Master Fund) returned 16.73% for the annual period. Over the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis for the equity segment of the fund | Allocations in the following sectors: utilities; information technology; financials; communication services; consumer discretionary; consumer staples; materials
On an absolute basis for the fixed income segment of the fund  | In aggregate: none
TOP PERFORMANCE DETRACTORS
On an absolute basis for the equity segment of the fund  | Allocations in the following sectors: real estate; energy
On an absolute basis for the fixed income segment of the fund  | In aggregate: yielded lower returns than equities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Funds Asset Allocation Portfolio - Feeder (Class 3)	16.19%	8.04%	8.03%
S&P 500® Index	25.02%	14.53%	13.10%
60% S&P 500 Index; 40% Bloomberg U.S. Aggregate Bond Index	15.04%	8.67%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 1,875,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,875M
Total number of portfolio holdings	1
Total net advisory fee paid	$4.7M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[2]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[3]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[4]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[6]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[7]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[8]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[9]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[10]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.